Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Site infra-structure and equipment	Construction in progress	Warehouse & office equipment & furniture	Right-of-use assets	Total
Cost
As at December 31, 2022	$2,788	$31	$605	$526	$3,950
Additions	39	8	42	–	89
Transfers	34	(39)	5	–	–
Disposals	(17)	–	(4)	–	(21)
As at December 31, 2023	$2,844	$–	$648	$526	$4,018
Additions	292	1,890	225	549	2,956
Transfers	655	(655)	–	–	–
Disposals	(23)	–	–	(73)	(96)
As at December 31, 2024	$3,768	$1,235	$873	$1,002	$6,878

Accumulated amortization
As at December 31, 2022	$708	$–	$255	$205	$1,168
Amortization	576	–	176	176	928
Disposals	(10)	–	–	–	(10)
As at December 31, 2023	$1,274	$–	$431	$381	$2,086
Amortization	585	–	187	240	1,012
Disposals	(17)	–	–	(69)	(86)
As at December 31, 2024	$1,842	$–	$618	$552	$3,012

Net book value
As at December 31, 2023	$1,570	$–	$217	$145	$1,932
As at December 31, 2024	$1,926	$1,235	$255	$450	$3,866